Loss Per Share (Details) - USD ($)	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Loss Per Share Numerator
Loss for the six months attributable to owners of the Company	$ (1,231,866)	$ (98,092)
Diluted Loss Per Share Numerator
Loss for the six months attributable to owners of the Company	$ (1,231,866)	$ (98,092)
Basic Loss Per Share Denominator
Original shares:	11,421,393	11,421,393
Additions from actual events:
- Issuance of common stock, weighted
Basic weighted average shares outstanding	11,421,393	11,421,393
Diluted Loss Per Share Denominator
Basic weighted average shares outstanding	11,421,393	11,421,393
Dilutive shares: Potential additions from dilutive events:
- None
Diluted Weighted Average Shares Outstanding:	11,421,393	11,421,393
Loss Per Share
- Basic	$ (0.11)	$ (0.01)
- Diluted	$ (0.11)	$ (0.01)
Weighted Average Shares Outstanding
- Basic	11,421,393	11,421,393
- Diluted	11,421,393	11,421,393